Fair Value Measurements and Valuation Processes (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Summary of Assets and Liabilities Measured at Fair Value

Level 2 assets and liabilities are shown below.

	30.6.2020	30.6.2019	31.12.2019
	Level 2 £m	Level 2 £m	Level 2 £m
Assets at fair value
Derivatives relating to
– interest rate swaps	65	250	180
– cross-currency swaps	466	462	305
– forward foreign currency contracts	183	146	280
Assets at fair value	714	858	765
Liabilities at fair value
Derivatives relating to
– interest rate swaps	52	340	255
– cross-currency swaps	156	67	84
– forward foreign currency contracts	277	218	129
Liabilities at fair value	485	625	468